Current Taxes and Deferred Taxes - Effect of deferred taxes on income and equity (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	$ 184,465	$ 176,923
Income effect	4,582	(14,314)
Equity effect	3,793	(1,344)
Deferred tax liability (asset) at end of period	192,840	161,265
Total debit differences
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	227,051	220,564
Income effect	7,929	(16,669)
Equity effect	1,401	(44)
Deferred tax liability (asset) at end of period	236,381	203,851
Allowances for loan losses
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	138,643	127,719
Income effect	3,232	(12,276)
Deferred tax liability (asset) at end of period	141,875	115,443
Personnel provisions
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	12,521	11,231
Income effect	756	1,290
Deferred tax liability (asset) at end of period	13,277	12,521
Staff vacations
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	6,908	6,674
Income effect	333	234
Deferred tax liability (asset) at end of period	7,241	6,908
Accrued interest and indexation adjustments from past due loans
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	3,414	3,355
Income effect	(182)	59
Deferred tax liability (asset) at end of period	3,232	3,414
Staff severance indemnities provision
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	1,457	1,854
Income effect	(8)	(352)
Equity effect	35	(45)
Deferred tax liability (asset) at end of period	1,484	1,457
Provisions of credit card expenses
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	8,955	12,459
Income effect	858	(3,504)
Deferred tax liability (asset) at end of period	9,813	8,955
Provisions of accrued expenses
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	16,358	14,489
Income effect	(3,203)	1,869
Deferred tax liability (asset) at end of period	13,155	16,358
Derivative instruments adjustments
Effect of deferred taxes on income and equity
Income effect	1,356
Deferred tax liability (asset) at end of period	1,356
Adjustment for valuation and impairment of financial assets at fair value through OCI
Effect of deferred taxes on income and equity
Income effect	(419)
Equity effect	1,365
Deferred tax liability (asset) at end of period	946
Leasing
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	32,549	37,119
Income effect	10,439	(4,570)
Deferred tax liability (asset) at end of period	42,988	32,549
Other adjustments
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	6,246	5,664
Income effect	(5,233)	581
Equity effect	1	1
Deferred tax liability (asset) at end of period	1,014	6,246
Total credit differences
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	42,586	43,641
Income effect	3,347	(2,355)
Equity effect	(2,392)	1,300
Deferred tax liability (asset) at end of period	43,541	42,586
Depreciation of property and equipment and investment properties
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	14,281	11,815
Income effect	709	2,466
Deferred tax liability (asset) at end of period	14,990	14,281
Adjustment for valuation and impairment of financial assets at fair value through OCI
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	2,392	1,092
Income effect		1
Equity effect	(2,392)	1,299
Deferred tax liability (asset) at end of period		2,392
Transitory assets
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	5,486	4,772
Income effect	28	714
Deferred tax liability (asset) at end of period	5,514	5,486
Derivative instruments adjustments
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	4,378	7,707
Income effect	(4,378)	(3,329)
Deferred tax liability (asset) at end of period		4,378
Accrued interest to effective rate
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	1,603	2,247
Income effect	(39)	(644)
Deferred tax liability (asset) at end of period	1,564	1,603
Advance payment of lump-sum under union contracts
Effect of deferred taxes on income and equity
Income effect	6,699
Deferred tax liability (asset) at end of period	6,699
Intangible assets amortization
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	5,503	6,090
Income effect		(587)
Deferred tax liability (asset) at end of period	5,503	5,503
Other adjustments
Effect of deferred taxes on income and equity
Deferred tax liability (asset) at beginning of period	8,943	9,918
Income effect	328	(976)
Equity effect		1
Deferred tax liability (asset) at end of period	$ 9,271	$ 8,943